Liabilities by maturity (Tables)	12 Months Ended
Dec. 31, 2019
Liabilities by maturity [abstract]
Schedule of Maturity of Financial And Non-Financial Liabilities
Liabilities by maturity
2019	Less than 1 month [1]	1–3 months	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	9,903	847	12,011	10,280	1,965		–180	34,826
Customer deposits	540,544	13,892	13,784	3,646	2,381		108	574,355
Financial liabilities at fair value through profit or loss
– Other trading liabilities	4,666	646	436	568	333		68	6,717
– Trading derivatives	1,589	1,492	3,312	7,771	7,011		151	21,325
– Non-trading derivatives	379	91	152	616	440		539	2,215
– Designated at fair value through profit or loss	27,048	10,467	1,885	2,938	5,089	7	251	47,684
Debt securities in issue	2,616	13,278	35,915	36,895	26,592		3,231	118,528
Subordinated loans				1,780	7,455	6,941	411	16,588
Lease liabilities	16	39	161	668	643	–	–21	1,507
Financial liabilities	586,762	40,753	67,656	65,160	51,909	6,948	4,557	823,745

Other liabilities [3]	7,916	820	2,361	728	1,061			12,886
Non-financial liabilities	7,916	820	2,361	728	1,061	-	-	12,886

Total liabilities	594,677	41,573	70,017	65,888	52,970	6,948	4,557	836,631

Coupon interest due on financial liabilities	574	692	1,482	5,790	4,355	379		13,271

1 Includes liabilities on demand.

2 This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).

3 Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.

Liabilities by maturity
2018	Less than 1 month [1]	1–3 month	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	10,506	1,068	1,940	21,571	2,242		2	37,330
Customer deposits[4]	515,094	17,354	16,086	4,695	2,500			555,729
Financial liabilities at fair value through profit or loss
– Other trading liabilities	4,075	1,318	1,465	888	1,655		286	9,687
– Trading derivatives	1,711	1,873	3,680	6,855	6,035		1,374	21,528
– Non-trading derivatives	458	312	252	988	866		–577	2,299
– Designated at fair value through profit or loss	34,914	11,753	4,115	3,519	4,921		–43	59,179
Debt securities in issue	4,066	20,961	30,282	41,068	21,413		1,961	119,751
Subordinated loans			0	1,713	6,497	5,339	176	13,724
Lease liabilities	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Financial liabilities	570,824	54,639	57,820	81,297	46,129	5,339	3,180	819,228

Other liabilities [3]	10,560	899	2,455	1,044	566			15,524
Non-financial liabilities	10,560	899	2,455	1,044	566	-	-	15,524

Total liabilities	581,384	55,538	60,275	82,341	46,695	5,339	3,180	834,751

Coupon interest due on financial liabilities[4]	842	659	1,719	5,626	3,839	287		12,971

1 Includes liabilities on demand.

2 This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).

3 Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position

4 Prior period amounts for coupon interest have been updated to improve consistency and comparability.